Net Book Value of Property and Equipment Financed Through Capital Leases (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Capital Leased Assets [Line Items]
Property and equipment financed through capital leases	$ 304	$ 304
Less: Accumulated depreciation	(215)	(148)
Property and equipment financed through capital leases, net	89	156
Lab Equipment [Member]
Capital Leased Assets [Line Items]
Property and equipment financed through capital leases	71	71
Leasehold improvements [Member]
Capital Leased Assets [Line Items]
Property and equipment financed through capital leases	143	143
Computer hardware [Member]
Capital Leased Assets [Line Items]
Property and equipment financed through capital leases	$ 90	$ 90